Note 13 Financial assets at amortised cost (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	€ 63,923	€ 59,014
Loans and advances to central banks	8,725	8,255
Loans and advances to central banks at amortised cost	24,350	22,655
Loans and advances to customers at amortised cost	426,663	412,477
Financial assets at amortised cost	523,662	502,400
Government [member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers at amortised cost	26,220	22,111
Other financial corporations [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers at amortised cost	19,389	17,497
Non financial corporations [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers at amortised cost	198,527	193,386
Other [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers at amortised cost	182,528	179,483
Of which impaired assets of loans and advances to customers [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	14,131	14,211
Of which loss allowances of loans and advances [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	11,645	11,630
Of which loss allowances of debt securities [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	€ 50	€ 57